Cover	6 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or a solicitation of an offer to buy nor shall there by any sale of these securities in any State in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such State.these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.
Entity Registrant Name	REGEN BIOPHARMA, INC.
Entity Central Index Key	0001589150
Entity Tax Identification Number	45-5192997
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4700 Spring Street
Entity Address, Address Line Two	Suite 304
Entity Address, Address Line Three	La Mesa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91942
City Area Code	619
Local Phone Number	722-5505
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false